UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-09607

                                     Fairholme Funds, Inc.

(Exact name of registrant as specified in charter)

4400 Biscayne Blvd., 9th Floor

                                     Miami, Fl 33137

(Address of principal executive offices) (Zip code)

Bruce R. Berkowitz

4400 Biscayne Blvd., 9th Floor

                                         Miami, FL 33137

(Name and address of agent for service)

Registrant’s telephone number, including area code:    1-866-202-2263

Date of fiscal year end: November 30

Date of reporting period: February 28, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule of Investments is attached herewith.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS

February 28, 2015 (unaudited)

Shares		Value

	DOMESTIC EQUITY SECURITIES — 65.4%

	DIVERSIFIED BANKS — 17.1%
64,864,015	Bank of America Corp.	$1,025,500,077

	DIVERSIFIED HOLDING COMPANIES — 4.2%
10,548,750	Leucadia National Corp.	250,321,837

	MORTGAGE FINANCE — 1.4%
14,577,500	Federal Home Loan Mortgage Corp. (a)	39,359,250
15,468,800	Federal National Mortgage Association (a)	43,776,704

		83,135,954

	MULTI-LINE INSURANCE — 27.3%
29,680,399	American International Group, Inc.	1,642,216,477

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 6.5%
23,136,502	The St. Joe Co. (a)(b)(c)	393,089,169

	RETAIL DEPARTMENT STORES — 8.9%
14,212,673	Sears Holdings Corp. (c)	534,396,505

TOTAL DOMESTIC EQUITY SECURITIES (COST $3,448,288,726)		3,928,660,019

	FOREIGN EQUITY SECURITIES — 1.8%

	CANADA — 1.8%

	METALS & MINING — 0.8%
4,823,000	Imperial Metals Corp. (a)(c)	45,332,573

	RETAIL DEPARTMENT STORES — 1.0%
6,417,700	Sears Canada, Inc. (a)(c)	62,893,460

TOTAL FOREIGN EQUITY SECURITIES (COST $113,304,271)		108,226,033

Shares		Value

	DOMESTIC PREFERRED EQUITY SECURITIES — 9.8%

	MORTGAGE FINANCE — 9.8%
	Federal Home Loan Mortgage Corp.
46,458,500	7.875%, Series Z (a)(d)	$209,063,250
5,750,575	5.570%, Series V (a)	21,277,128
2,726,100	6.550%, Series Y (a)	10,904,400
1,614,250	0.350%, Series M (a)(d)	9,846,925
1,308,929	0.912%, Series B (a)(d)	8,128,449
1,119,600	5.100%, Series H (a)	7,949,160
519,142	1.680%, Series L (a)(d)	3,270,595
450,000	5.900%, Series U (a)	1,687,500
437,340	5.660%, Series W (a)	1,793,094
200,000	5.000%, Series F (a)	1,448,000
	Federal National Mortgage Association
54,015,019	7.750%, Series S (a)(d)	243,067,585
5,172,343	7.000%, Series O (a)(d)	41,378,744
3,558,097	4.500%, Series P (a)(d)	14,232,388
1,557,500	6.750%, Series Q (a)	6,510,350
1,500,000	7.625%, Series R (a)	6,450,000
256,000	0.400%, Series G (a)(d)	1,664,000

TOTAL DOMESTIC PREFERRED EQUITY SECURITIES (COST $656,595,363)		588,671,568

	WARRANTS — 8.4%

	MULTI-LINE INSURANCE — 8.4%
21,588,480	American International Group, Inc.,
	Vested, Strike Price $45.00, Expire 01/19/2021 (a)(e)	504,522,778

TOTAL WARRANTS (COST $351,676,339)		504,522,778

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2015 (unaudited)

Principal		Value

	FOREIGN CORPORATE BONDS — 1.7%

	CANADA — 1.7%

	METALS & MINING — 1.7%
$108,974,000	Imperial Metals Corp. 7.000%, 03/15/2019 (c)(f)	$103,525,300

TOTAL FOREIGN CORPORATE BONDS (COST $100,176,253)		103,525,300

	U.S. GOVERNMENT OBLIGATIONS — 8.3%
100,000,000	U.S. Treasury Bills 0.223%, 04/09/2015 (g)	99,997,617
100,000,000	U.S. Treasury Bills 0.062%, 07/09/2015 (g)	99,988,400
100,000,000	U.S. Treasury Bills 0.067%, 08/27/2015 (g)	99,959,200
100,000,000	U.S. Treasury Bills 0.650%, 09/17/2015 (g)	99,955,800
100,000,000	U.S. Treasury Bills 0.218%, 02/04/2016 (g)	99,816,400

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $499,704,344)		499,717,417

Shares		Value

	MONEY MARKET FUNDS — 4.8%
285,460,162	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.110% (h)	$285,460,162

TOTAL MONEY MARKET FUNDS (COST $285,460,162)		285,460,162

TOTAL INVESTMENTS — 100.2% (COST $5,455,205,458)		6,018,783,277

	LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%	(10,514,475)

NET ASSETS — 100.0%		$6,008,268,802

(a)	Non-income producing security.
(b)

Restricted and controlled security under procedures approved by the Directors. The value of these securities totals $393,089,169, which represents 6.54% of the Fund’s net assets. Information related to these securities is as follows:

Acquisition Shares	Issuer	Acquisition Date(s)	Acquisition Cost	02/28/2015 Carrying Value Per Unit
23,136,502	The St. Joe Co.	12/12/2007-10/13/2010	$607,609,975	$16.99

(c)	Affiliated Company. See Note 3.
(d)	Variable rate security. Rates shown are the effective rates as of February 28, 2015.
(e)

Warrants have terms and conditions based on dividends paid and other events that may lower the strike price and raise the shares per warrant conversion ratio. Reported strike prices and conversion ratios are as of the date of this report. All share-to-warrant conversion ratios are currently 1:1.

(f)

Restricted security as defined in Rule 144A under the Securities Act of 1933. The Manager has determined that such security is liquid pursuant to the Fund’s liquidity guidelines. The value of these securities totals $103,525,300, which represents 1.72% of the Fund’s net assets.

(g)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(h)	Annualized based on the 1-day yield as of February 28, 2015.

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FUND

NOTES TO SCHEDULE OF INVESTMENTS

February 28, 2015 (unaudited)

Note 1. Significant Accounting Policies

The Fund’s investments are reported at fair value as defined by Accounting Principles Generally Accepted in the United States of America (“U.S. GAAP”). The Fund calculates its net asset value as soon as practicable following the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open.

A description of the valuation techniques applied to the Fund’s securities measured at fair value on a recurring basis follows:

Security Valuation:

Equity securities (common and preferred stocks): Securities traded on a national securities exchange or reported on the NASDAQ national market are generally valued at the official closing price, or at the last reported sale price on the exchange or market on which the securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. Fairholme Capital Management, L.L.C. (the “Manager”) may also employ other valuation methods which the Manager believes would provide a more accurate indication of fair value. In these situations, if the inputs are observable, the valuation will be classified in Level 2 of the fair value hierarchy, otherwise they would be classified in Level 3.

Fixed-income securities (U.S. government obligations, corporate bonds, convertible bonds, and asset backed securities): The fair value of fixed-income securities is estimated using market quotations when readily available, but may also be estimated by various methods when no such market quotations exist and when the Manager believes these other methods reflect the fair value of such securities. These methods may consider recently executed transactions in securities of the issuer or comparable issuers and market price valuations from independent pricing services and/or brokers (where observable). Where the Manager deems it appropriate to do so (such as when independent prices are unavailable or not deemed to be representative of fair value) long-term fixed-income securities will be fair valued in good faith following consideration by, and conclusion of, the Manager’s Valuation Committee. As of February 28, 2015, fixed income securities are valued by the Manager utilizing valuations from independent pricing services. Although fixed-income securities are classified in Level 2 of the fair value hierarchy at February 28, 2015, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they would be classified in Level 3.

Open-end mutual funds: Investments in open-end mutual funds including money market funds are valued at their closing net asset value each business day and are classified in Level 1 of the fair value hierarchy.

Short-term securities: Investments in securities with maturities of less than sixty days when acquired, or which subsequently are within sixty days of maturity, shall be valued at prices supplied by an independent pricing source or by one of the Fund’s pricing agents based on broker or dealer supplied valuations or matrix pricing. To the extent the inputs are observable and timely, the values would be classified in Level 2 of the fair value hierarchy.

Restricted securities: Depending on the relative significance of valuation inputs, these instruments may be classified in any level of the fair value hierarchy.

Warrants: The Fund may invest in warrants, which may be acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants entitle, but do not obligate, the holder to buy equity securities at a specific price for a specific period of time. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date. Warrants traded on a security exchange are valued at the official closing price on the valuation date and are classified as Level 1 of the fair value hierarchy. Over the counter (OTC) warrants are valued using simulation models

THE FAIRHOLME FUND

NOTES TO SCHEDULE OF INVESTMENTS (continued)

February 28, 2015 (unaudited)

utilizing market value of the underlying security, expiration date of the warrants, volatility of the underlying security, strike price of the warrants, risk-free interest rate at the valuation date, and are classified as Level 2 or Level 3 of the fair value hierarchy depending on the observability of the inputs used.

The Fund uses several recognized industry third-party pricing services (TPPS) - approved by the Board and unaffiliated with the Manager - to value some of its securities. It also uses other independent market trade data sources (such as TRACE, the FINRA developed mandatory reporting of over-the-counter secondary market transactions), as well as broker quotes provided by market makers. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. If a price obtained from the pricing source is deemed unreliable, it may be discarded and/or challenged. In these cases the pricing decision is made by reference to the reliable market data from the other market data sources.

The Manager may determine the fair valuation of a security when market quotations are insufficient or not readily available, when securities are determined to be illiquid or restricted, or when in the judgment of the Manager the prices or values available do not represent the fair value of the instrument. Factors which may cause the Manager to make such a judgment include the following: (a) only a bid price or an asked price is available; (b) the spread between bid and asked prices is substantial; (c) the liquidity of the securities; (d) the frequency of sales; (e) the thinness of the market; (f) the size of reported trades; (g) actions of the securities markets, such as the suspension or limitation of trading; and (h) bona fide bids or offers made to the Manager by independent third parties. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Manager reports quarterly to the Board the results of the application of fair valuation policies and procedures.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —

other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets for identical securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Manager’s determination as to the fair value of investments).

THE FAIRHOLME FUND

NOTES TO SCHEDULE OF INVESTMENTS (continued)

February 28, 2015 (unaudited)

The inputs or methodology used for valuing investments are not necessarily an indication of the level of risk associated with investing in those investments. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of February 28, 2015 is as follows:

	Valuation Inputs
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Total Fair Value at 2/28/15
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities*	$3,928,660,019	—	$3,928,660,019
Foreign Equity Securities*	108,226,033	—	108,226,033
Domestic Preferred Equity Securities*	588,671,568	—	588,671,568
Warrants*	504,522,778	—	504,522,778
Foreign Corporate Bonds*	—	$103,525,300	103,525,300
U.S. Government Obligations	—	499,717,417	499,717,417
Money Market Funds	285,460,162	—	285,460,162

TOTAL INVESTMENTS	$5,415,540,560	$603,242,717	$6,018,783,277

*	Industry classifications for these categories are detailed in the Schedule of Investments.

During the period ended February 28, 2015, certain preferred equity securities were transferred from Level 2 to Level 1 as the markets for these investments were considered active as of February 28, 2015. The beginning of period value of the securities that transferred from Level 2 to Level 1 during this period amounted to $21,488,674. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments at February 28, 2015, or November 30, 2014.

Warrants: The Fund’s investments in warrants as of February 28, 2015, are presented within the Schedules of Investments.

The Fund’s warrant positions during the period ended February 28, 2015, had an average monthly market value of approximately $506,357,799.

Note 2. Tax Matters

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation of investments at February 28, 2015, were as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$5,460,204,177	$1,293,285,699	$(734,706,599)	$558,579,100

The difference between book basis and tax basis net unrealized appreciation is attributable to capitalized cost.

Note 3. Transactions in Shares of Affiliates

Portfolio companies in which the Fund owns 5% or more of the outstanding voting securities of the issuer are considered affiliates of the Fund. The aggregate fair value of all securities of affiliates held in the Fund as of February 28, 2015, amounted to $1,139,237,007, representing 18.96% of the Fund’s net assets.

THE FAIRHOLME FUND

NOTES TO SCHEDULE OF INVESTMENTS (continued)

February 28, 2015 (unaudited)

Transactions in the Fund during the period ended February 28, 2015, in which the issuer was an affiliate are as follows:

	November 30, 2014	Gross Additions	Gross Deductions	February 28, 2015
	Shares/ Par Value	Shares/ Par Value	Shares/ Par Value	Shares/ Par Value	Fair Value	Realized Gain (Loss)	Investment Income
Imperial Metals Corp.	4,795,100	27,900	—	4,823,000	$45,332,573	$—	$—
Sears Holdings Corp.	14,212,673	—	—	14,212,673	534,396,505	—	—
Sears Canada, Inc.(a)	5,078,700	1,339,000	—	6,417,700	62,893,460	—	—
The St. Joe Co.	23,136,502	—	—	23,136,502	393,089,169	—	—
Imperial Metals Corp. 7.000%, 03/15/2019	$—	$108,974,000	—	$108,974,000	103,525,300	—	1,173,751

Total					$1,139,237,007	$—	$1,173,751

(a)	Company was not an “affiliated company” at November 30, 2014.

For additional information regarding the accounting policies of the Funds and the most recent federal income tax information, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS

February 28, 2015 (unaudited)

Shares		Value

	DOMESTIC PREFERRED EQUITY SECURITIES — 20.8%

	CAPITAL MARKETS — 1.4%
143,000	The Goldman Sachs Group, Inc., Preferred, 4.000%, Series D	$2,895,750

	CONSUMER FINANCE — 4.4%
9,200	Ally Financial, Inc., Preferred, 7.000%, Series G (a)	9,223,000

	MORTGAGE FINANCE — 12.4%
1,200,000	Federal Home Loan Mortgage Corp., Preferred, 7.875%, Series Z (b)(c)	5,400,000
1,029,724	Federal Home Loan Mortgage Corp., Preferred, 6.550%, Series Y (c)	4,118,896
396,000	Federal Home Loan Mortgage Corp., Preferred, 5.100%, Series H (c)	2,811,600
98,355	Federal Home Loan Mortgage Corp., Preferred, 6.000%, Series P (c)	713,074
1,167,500	Federal National Mortgage Association, Preferred, 7.000%, Series O (b)(c)	9,340,000
500,000	Federal National Mortgage Association, Preferred, 6.750%, Series Q (c)	2,090,000
420,000	Federal National Mortgage Association, Preferred, 7.750%, Series S (b)(c)	1,890,000

		26,363,570

	OIL & NATURAL GAS EXPLORATION — 2.6%
60,300	Chesapeake Energy Corp., Preferred, 5.000%	5,604,704

TOTAL DOMESTIC PREFERRED EQUITY SECURITIES (COST $43,715,473)		44,087,024

Principal		Value

	DOMESTIC CORPORATE BONDS — 29.8%

	RETAIL DEPARTMENT STORES — 29.8%
$67,574,000	Sears Holdings Corp. 6.625%, 10/15/2018	$63,350,625

TOTAL DOMESTIC CORPORATE BONDS (COST $65,536,762)		63,350,625

	FOREIGN CORPORATE BONDS — 22.4%

	CANADA — 22.4%

	METALS & MINING — 22.4%
50,200,000	Imperial Metals Corp. 7.000%, 03/15/2019 (a)	47,690,000

TOTAL FOREIGN CORPORATE BONDS (COST $46,732,439)		47,690,000

	U.S. GOVERNMENT OBLIGATIONS — 21.2%
35,000,000	U.S. Treasury Bills 0.107%, 04/30/2015 (d)	34,998,845
10,000,000	U.S. Treasury Bills 0.140%, 11/12/2015 (d)	9,992,390

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $44,987,126)		44,991,235

Shares

	MONEY MARKET FUNDS — 3.1%
6,576,319	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.110% (e)	6,576,319

TOTAL MONEY MARKET FUNDS (COST $6,576,319)		6,576,319

	MISCELLANEOUS INVESTMENTS — 1.2%(f)
(COST $2,467,364)		2,562,075

The accompanying notes are an integral part of the schedule of investments.

1

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2015 (unaudited)

Value
TOTAL INVESTMENTS — 98.5% (COST $210,015,483)	$209,257,278
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.5%	3,140,105

NET ASSETS — 100.0%	$212,397,383

(a)

Restricted security as defined in Rule 144A under the Securities Act of 1933. The Manager has determined that such security is liquid pursuant to the Fund’s liquidity guidelines. The value of these securities totals $56,913,000, which represents 26.80% of the Fund’s net assets.

(b)	Variable rate security. Rates shown are the effective rates as of February 28, 2015.
(c)	Non-income producing security.
(d)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(e)	Annualized based on the 1-day yield as of February 28, 2015.
(f)	Represents previously undisclosed unrestricted securities, which the Fund has held for less than one year.

The accompanying notes are an integral part of the schedule of investments.

2

THE FAIRHOLME FOCUSED INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS

February 28, 2015 (unaudited)

Note 1. Significant Accounting Policies

The Fund’s investments are reported at fair value as defined by Accounting Principles Generally Accepted in the United States of America (“U.S. GAAP”). The Fund calculates its net asset value as soon as practicable following the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open.

A description of the valuation techniques applied to the Fund’s securities measured at fair value on a recurring basis follows:

Security Valuation:

Equity securities (common and preferred stocks): Securities traded on a national securities exchange or reported on the NASDAQ national market are generally valued at the official closing price, or at the last reported sale price on the exchange or market on which the securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. If these securities are not actively traded, they are classified in Level 2. Fairholme Capital Management, L.L.C. (the “Manager”) may also employ other valuation methods which the Manager believes would provide a more accurate indication of fair value. In these situations, if the inputs are observable, the valuation will be classified in Level 2 of the fair value hierarchy, otherwise they would be classified in Level 3.

Fixed-income securities (U.S. government obligations, corporate bonds, convertible bonds, and asset backed securities): The fair value of fixed-income securities is estimated using market quotations when readily available, but may also be estimated by various methods when no such market quotations exist and when the Manager believes these other methods reflect the fair value of such securities. These methods may consider recently executed transactions in securities of the issuer or comparable issuers and market price valuations from independent pricing services and/or brokers (where observable). Where the Manager deems it appropriate to do so (such as when independent prices are unavailable or not deemed to be representative of fair value) fixed-income securities will be fair valued in good faith following consideration by, and conclusion of, the Manager’s Valuation Committee. As of February 28, 2015, long-term fixed-income securities are valued by the Manager utilizing the average bid of independent broker/dealer quotes and/or the average of valuations from independent pricing services. Although fixed-income securities are classified in Level 2 of the fair value hierarchy at February 28, 2015, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they would be classified in Level 3.

Open-end mutual funds: Investments in open-end mutual funds including money market funds are valued at their closing net asset value each business day and are classified in Level 1 of the fair value hierarchy.

Short-term securities: Investments in securities with maturities of less than sixty days when acquired, or which subsequently are within sixty days of maturity, shall be valued at prices supplied by an independent pricing source or by one of the Fund’s pricing agents based on broker or dealer supplied valuations or matrix pricing. To the extent the inputs are observable and timely, the values would be classified in Level 2 of the fair value hierarchy.

Restricted securities: Depending on the relative significance of valuation inputs, these instruments may be classified in any level of the fair value hierarchy.

Warrants: The Fund may invest in warrants, which may be acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants entitle, but do not obligate, the holder to buy equity securities at a specific price for a specific period of time. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date. Warrants traded on a security exchange are valued at the official closing price on the valuation date and are classified as Level 1 of the fair value hierarchy. Over the counter (OTC) warrants are valued using simulation models

3

THE FAIRHOLME FOCUSED INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (continued)

February 28, 2015 (unaudited)

utilizing market value of the underlying security, expiration date of the warrants, volatility of the underlying security, strike price of the warrants, risk-free interest rate at the valuation date, and are classified as Level 2 or Level 3 of the fair value hierarchy depending on the observability of the inputs used.

The Fund uses several recognized industry third-party pricing services (TPPS) - approved by the Board and unaffiliated with the Manager - to value some of its securities. It also uses other independent market trade data sources (such as TRACE, the FINRA-developed mandatory reporting of over-the-counter secondary market transactions), as well as broker quotes provided by market makers. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. If a price obtained from the pricing source is deemed unreliable, it may be discarded and/or challenged. In these cases the pricing decision is made by the reliable market data from the other market data sources.

The Manager may determine the fair valuation of a security when market quotations are insufficient or not readily available, when securities are determined to be illiquid or restricted, or when in the judgment of the Manager the prices or values available do not represent the fair value of the instrument. Factors which may cause the Manager to make such a judgment include the following: (a) only a bid price or an asked price is available; (b) the spread between bid and asked prices is substantial; (c) the liquidity of the securities; (d) the frequency of sales; (e) the thinness of the market; (f) the size of reported trades; (g) actions of the securities markets, such as the suspension or limitation of trading; and (h) bona fide bids or offers made to the Manager by independent third parties. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Manager reports quarterly to the Board the results of the application of fair valuation policies and procedures.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —

other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets for identical securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Manager’s determination as to the fair value of investments).

4

THE FAIRHOLME FOCUSED INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (continued)

February 28, 2015 (unaudited)

The inputs or methodology used for valuing investments are not necessarily an indication of the level of risk associated with investing in those investments. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of February 28, 2015 is as follows:

	Valuation Inputs
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Total Fair Value at 02/28/2015
ASSETS:
INVESTMENTS (Fair Value):
Consumer Finance	—	$9,223,000	$9,223,000
Other*	$34,864,024	—	34,864,024
Domestic Corporate Bonds*	—	63,350,625	63,350,625
Foreign Corporate Bonds*	—	47,690,000	47,690,000
U.S. Government Obligations	—	44,991,235	44,991,235
Money Market Funds	6,576,319	—	6,576,319
Miscellaneous Investments	—	2,562,075	2,562,075

TOTAL INVESTMENTS	$41,440,343	$167,816,935	$209,257,278

*	Industry classifications for these categories are detailed in the Schedule of Investments.

The Fund had no transfers between Level 1 and Level 2 during the period ended February 28, 2015. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments at February 28, 2015, or November 30, 2014.

Note 2. Tax Matters

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized depreciation of investments at February 28, 2015, were as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$210,133,230	$3,301,891	$(4,177,843)	$(875,952)

The difference between book basis and tax basis net unrealized appreciation is attributable to capitalized cost.

For additional information regarding the accounting policies of the Funds and the most recent federal income tax information, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

5

THE FAIRHOLME ALLOCATION FUND

SCHEDULE OF INVESTMENTS

February 28, 2015 (unaudited)

Shares		Value

	DOMESTIC EQUITY SECURITIES — 25.8%

	DIVERSIFIED HOLDING COMPANIES — 3.5%
531,700	Leucadia National Corp.	$12,617,241

	MORTGAGE FINANCE — 1.6%
1,599,100	Federal Home Loan Mortgage Corp. (a)	4,317,570
507,500	Federal National Mortgage Association (a)	1,436,225

		5,753,795

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
39,032	Homefed Corp. (a)	1,756,440

	RETAIL DEPARTMENT STORES — 20.2%
1,948,100	Sears Holdings Corp.	73,248,560

TOTAL DOMESTIC EQUITY SECURITIES (COST $92,738,094)		93,376,036

	FOREIGN EQUITY SECURITIES — 6.8%

	CANADA — 6.8%

	METALS & MINING — 6.4%
2,445,400	Imperial Metals Corp. (a)	22,984,921

	RETAIL DEPARTMENT STORES — 0.4%
155,500	Sears Canada, Inc. (a)	1,523,900

TOTAL FOREIGN EQUITY SECURITIES (COST $29,234,093)		24,508,821

	DOMESTIC PREFERRED EQUITY SECURITIES — 10.4%

	MORTGAGE FINANCE — 10.4%
4,033,100	Federal Home Loan Mortgage Corp. 7.875%, Series Z (a)(b)	18,148,950
4,301,200	Federal National Mortgage Association 7.750%, Series S (a)(b)	19,355,400

TOTAL DOMESTIC PREFERRED EQUITY SECURITIES (COST $37,299,594)		37,504,350

Shares		Value

	WARRANTS — 29.7%

	DIVERSIFIED BANKS — 20.8%
5,570,428	Bank of America Corp.,
	Vested, Strike Price $13.236, Expire 01/16/2019 (a)(c)	$33,199,751
718,000	JPMorgan Chase & Co.,
	Vested, Strike Price $42.377, Expire 10/28/2018 (a)(c)	15,128,260
1,267,065	Wells Fargo & Co.,
	Vested, Strike Price $33.984, Expire 10/28/2018 (a)(c)	26,798,425

		75,126,436

	LIFE INSURANCE — 2.5%
181,610	Lincoln National Corp.,
	Vested, Strike Price $10.417, Expire 07/10/2019 (a)(c)	9,073,236

	MULTI-LINE INSURANCE — 3.3%
507,515	American International Group, Inc.,
	Vested, Strike Price $45.000, Expire 01/19/2021 (a)(c)	11,860,625

	RETAIL DEPARTMENT STORES — 3.1%
474,265	Sears Holdings Corp.,
	Vested, Strike Price $28.410, Expire 12/15/2019 (a)(c)	11,282,778

TOTAL WARRANTS (COST $46,883,084)		107,343,075

Principal

	DOMESTIC CORPORATE BONDS — 5.6%

	RETAIL DEPARTMENT STORES — 5.6%
$20,346,000	Sears Holdings Corp. 8.000%, 12/15/2019	20,107,952

TOTAL DOMESTIC CORPORATE BONDS (COST $16,980,362)		20,107,952

The accompanying notes are an integral part of the schedule of investments.

1

THE FAIRHOLME ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2015 (unaudited)

Principal		Value

	U.S. GOVERNMENT OBLIGATIONS — 19.3%
$10,000,000	U.S. Treasury Bills 0.030%, 03/26/2015 (d)	$9,999,792
10,000,000	U.S. Treasury Bills 0.122%, 04/02/2015 (d)	9,998,929
10,000,000	U.S. Treasury Bills 0.107%, 04/30/2015 (d)	9,999,670
10,000,000	U.S. Treasury Bills 0.061%, 05/14/2015 (d)	9,999,700
10,000,000	U.S. Treasury Bills 0.122%, 09/17/2015 (d)	9,995,580
10,000,000	U.S. Treasury Bills 0.140%, 11/12/2015 (d)	9,992,390
10,000,000	U.S. Treasury Bills 0.218%, 02/04/2016 (d)	9,981,640

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $69,960,053)		69,967,701

Shares		Value

	MONEY MARKET FUNDS — 6.5%
23,709,677	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.110% (e)	$23,709,677

TOTAL MONEY MARKET FUNDS (COST $23,709,677)		23,709,677

TOTAL INVESTMENTS — 104.1% (COST $316,804,957)		$376,517,612

	LIABILITIES IN EXCESS OF OTHER ASSETS — (4.1)%	(14,983,231)

NET ASSETS — 100.0%		$361,534,381

(a)	Non-income producing security.
(b)	Variable rate security. Rates shown are the effective rates as of February 28, 2015.
(c)

Warrants have terms and conditions based on dividends paid and other events that may lower the strike price and raise the shares per warrant conversion ratio. Reported strike prices and conversion ratios are as of the date of this report. All share-to-warrant conversion ratios are currently 1:1.

(d)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(e)	Annualized based on the 1-day yield as of February 28, 2015.

The accompanying notes are an integral part of the schedule of investments.

2

THE FAIRHOLME ALLOCATION FUND

NOTES TO SCHEDULE OF INVESTMENTS

February 28, 2015 (unaudited)

Note 1. Significant Accounting Policies

The Fund’s investments are reported at fair value as defined by Accounting Principles Generally Accepted in the United States of America (“U.S. GAAP”). The Fund calculates its net asset value as soon as practicable following the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open.

A description of the valuation techniques applied to the Fund’s securities measured at fair value on a recurring basis follows:

Security Valuation:

Equity securities (common and preferred stocks): Securities traded on a national securities exchange or reported on the NASDAQ national market are generally valued at the official closing price, or at the last reported sale price on the exchange or market on which the securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. If these securities are not actively traded, they are classified in Level 2. Fairholme Capital Management, L.L.C. (“the Manager”) may also employ other valuation methods which the Manager believes would provide a more accurate indication of fair value. In these situations, if the inputs are observable, the valuation will be classified in Level 2 of the fair value hierarchy, otherwise they would be classified in Level 3.

Fixed-income securities (U.S. government obligations, corporate bonds, convertible bonds, and asset backed securities): The fair value of fixed-income securities is estimated using market quotations when readily available, but may also be estimated by various methods when no such market quotations exist and when the Manager believes these other methods reflect the fair value of such securities. These methods may consider recently executed transactions in securities of the issuer or comparable issuers and market price valuations from independent pricing services and/or brokers (where observable). Where the Manager deems it appropriate to do so (such as when independent prices are unavailable or not deemed to be representative of fair value) long-term fixed income securities will be fair valued in good faith following consideration by, and conclusion of, the Manager’s Valuation Committee. As of February 28, 2015, fixed-income securities are valued by the Manager utilizing the average of valuations from independent pricing services. Although fixed-income securities are classified in Level 2 of the fair value hierarchy at February 28, 2015, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they would be classified in Level 3.

Open-end mutual funds: Investments in open-end mutual funds including money market funds are valued at their closing net asset value each business day and are classified in Level 1 of the fair value hierarchy.

Short-term securities: Investments in securities with maturities of less than sixty days when acquired, or which subsequently are within sixty days of maturity, shall be valued at prices supplied by an independent pricing source or by one of the Fund’s pricing agents based on broker or dealer supplied valuations or matrix pricing. To the extent the inputs are observable and timely, the values would be classified in Level 2 of the fair value hierarchy.

Restricted securities: Depending on the relative significance of valuation inputs, these instruments may be classified in any level of the fair value hierarchy.

Warrants: The Fund may invest in warrants, which may be acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants entitle, but do not obligate, the holder to buy equity securities at a specific price for a specific period of time. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date. Warrants traded on a security exchange are valued at the official closing price on the valuation date and are classified as Level 1 of the fair value hierarchy. Over the counter (OTC) warrants are valued using simulation models

3

THE FAIRHOLME ALLOCATION FUND

NOTES TO SCHEDULE OF INVESTMENTS (continued)

February 28, 2015 (unaudited)

utilizing market value of the underlying security, expiration date of the warrants, volatility of the underlying security, strike price of the warrants, risk-free interest rate at the valuation date, and are classified as Level 2 or Level 3 of the fair value hierarchy depending on the observability of the inputs used.

The Fund uses several recognized industry third-party pricing services (TPPS) - approved by the Board and unaffiliated with the Manager - to value some of its securities. It also uses other independent market trade data sources (such as TRACE, the FINRA-developed mandatory reporting of over-the-counter secondary market transactions), as well as broker quotes provided by market makers. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. If a price obtained from the pricing source is deemed unreliable, it may be discarded and/or challenged. In these cases the pricing decision is made by reference to the reliable market data from other market data sources.

The Manager may determine the fair valuation of a security when market quotations are insufficient or not readily available, when securities are determined to be illiquid or restricted, or when in the judgment of the Manager the prices or values available do not represent the fair value of the instrument. Factors which may cause the Manager to make such a judgment include the following: (a) only a bid price or an asked price is available; (b) the spread between bid and asked prices is substantial; (c) the liquidity of the securities; (d) the frequency of sales; (e) the thinness of the market; (f) the size of reported trades; (g) actions of the securities markets, such as the suspension or limitation of trading; and (h) bona fide bids or offers made to the Manager by independent third parties. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Manager reports quarterly to the Board the results of the application of fair valuation policies and procedures.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —

other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets for identical securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Manager’s determination as to the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the level of risk associated with investing in those investments. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of February 28, 2015 is as follows:

4

THE FAIRHOLME ALLOCATION FUND

NOTES TO SCHEDULE OF INVESTMENTS (continued)

February 28, 2015 (unaudited)

	Valuation Inputs
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Total Fair Value at 2/28/15
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities
Real Estate Management & Development	—	$1,756,440	$1,756,440
Other*	$91,619,596	—	91,619,596
Foreign Equity Securities*	24,508,821	—	24,508,821
Domestic Preferred Equity Securities*	37,504,350	—	37,504,350
Warrants*	107,343,075	—	107,343,075
Domestic Corporate Bonds*	—	20,107,952	20,107,952
U.S. Government Obligations	—	69,967,701	69,967,701
Money Market Funds	23,709,677	—	23,709,677

TOTAL INVESTMENTS	$284,685,519	$91,832,093	$376,517,612

*	Industry classifications for these categories are detailed in the Schedule of Investments.

The Fund had no transfers between Level 1 and Level 2 during the period ended February 28, 2015. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments at February 28, 2015, or November 30, 2014.

Warrants: The Fund’s investments in warrants as of February 28, 2015, are presented within the Schedules of Investments.

The Fund’s warrant positions during the period ended February 28, 2015, had an average monthly market value of approximately $106,670,128.

Note 2. Tax Matters

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation of investments at February 28, 2015, were as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$317,045,331	$72,960,586	$(13,488,305)	$59,472,281

The differences between book basis and tax basis net unrealized appreciation is attributable to capitalized cost.

For additional information regarding the accounting policies of the Funds and the most recent federal income tax information, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

5

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”), (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              Fairholme Funds, Inc.

By (Signature and Title)*        /s/ Bruce R. Berkowitz

Bruce R. Berkowitz, President

(principal executive officer)

Date    04/23/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Bruce R. Berkowitz

Bruce R. Berkowitz, President

(principal executive officer)

Date    04/23/15

By (Signature and Title)*        /s/ Wayne Kellner

Wayne Kellner, Treasurer

(principal financial officer)

Date    04/23/15

*	Print the name and title of each signing officer under his or her signature.